ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Deferred tax assets				R (76.9)	R (206.2)	R (228.2)
Deferred tax liabilities				10,153.2	8,525.2	4,915.4
Net deferred tax liabilities	R 8,319.0	R 4,687.2	R 3,498.2	10,076.3	8,319.0	4,687.2
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	8,319.0	4,687.2	3,498.2
Deferred tax recognised in profit or loss	988.5	(3,450.8)	90.3
Deferred tax recognised in other comprehensive income	(22.8)	(27.7)
Deferred tax on acquisition of subsidiaries	132.2	7,486.3	1,098.7
Foreign currency translation	659.4	(376.0)
Deferred tax liability (asset) at end of period	R 10,076.3	R 8,319.0	R 4,687.2
Deferred tax assets				(2,060.5)	(1,971.8)	(2,536.4)
Deferred tax liabilities				12,136.8	10,290.8	7,223.6
Mine development, infrastructure and other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				11,344.4	9,642.6	6,365.4
Environment rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax assets				(989.2)	(840.7)	(1,041.0)
Deferred tax liabilities				507.7	600.7	729.6
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets				(302.7)	(299.7)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				284.7	47.5	128.6
Other provisions [Member]
Reconciliation of the deferred tax balance:
Deferred tax assets				(464.1)	(434.0)	(546.3)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets				R (304.5)	R (397.4)	(890.1)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets						R (59.0)